Annual Fund Operating Expenses - Corporate - Invesco Government and Agency Portfolio - Corporate Class	Dec. 17, 2021
Operating Expenses:
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.03%
Other Expenses	0.06%
Total Annual Fund Operating Expenses	0.19%